As filed with the Securities and Exchange Commission on March 28, 1996.
                                        1933 Act File No. 33-37971
                                        1940 Act File No. 811-6223

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549
                    -------------------------
                            FORM N-lA
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                    Pre-Effective Amendment No:             [ ]
                    Post-Effective Amendment No: 8          [X]
                               and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                    Amendment No: 9

                 LEGG MASON TAX-FREE INCOME FUND
        (Exact Name of Registrant as Specified in Charter)

                     111 South Calvert Street
                    Baltimore, Maryland 21202
             (Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code: (410) 539-0000
                            Copies to:

CHARLES A. BACIGALUPO                        ARTHUR C. DELIBERT, ESQ.
111 South Calvert Street                     Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                    1800 Massachusetts Ave., NW
(Name and Address of                         Second Floor
  Agent for Service)                         Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485(b)
[  ]on____________, 1996 pursuant to Rule 485(b)
[  ]60 days after filing pursuant to Rule 485(a)(i)
[  ]on____________, 1996 pursuant to Rule 485(a)(i)
[  ]75 days after filing pursuant to Rule 485(a)(ii)
[  ]on____________, 1996 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on May 31, 1995.


                LEGG MASON TAX-FREE INCOME FUND
                 MARYLAND TAX-FREE INCOME TRUST

                 CALCULATION OF REGISTRATION FEE

Title of        Amount of     Proposed         Proposed
Securities      Shares        Maximum          Maximum           Amount of
Being           Being         Offering Price   Aggregate         Registration
Registered      Registered    Per Unit         Offering Price    Fee

Shares of       686,119       $ 16.59          $290,000 *        $100.00*
Beneficial
Interest,
Par value
$.001



The fee for 686,119 shares to be registered by this filing has been computed on the basis of the price in effect on March 25, 1996.





*Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended March 31, 1995, Registrant redeemed or repurchased 1,838,012, shares of beneficial interest. During its current fiscal year, Registrant used 1,169,373 of the shares it redeemed or repurchased during its fiscal year ended March 31, 1995 for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 668,639 shares redeemed or repurchased during its fiscal year ended March 31, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.


                LEGG MASON TAX-FREE INCOME FUND
               PENNSYLVANIA TAX-FREE INCOME TRUST

                 CALCULATION OF REGISTRATION FEE

Title of        Amount of     Proposed         Proposed
Securities      Shares        Maximum          Maximum            Amount of
Being           Being         Offering Price   Aggregate          Registration
Registered      Registered    Per Unit         Offering Price     Fee

Shares of       157,826       $ 16.64          $290,000 *         $100.00*
Beneficial
Interest,
Par value
$.001



The fee for 157,826 shares to be registered by this filing has been computed on the basis of the price in effect on March 25, 1996.





*Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended March 31, 1995, Registrant redeemed or repurchased 661,710, shares of beneficial interest. During its current fiscal year, Registrant used 521,311 of the shares it redeemed or repurchased during its fiscal year ended March 31, 1995 for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 140,399 shares redeemed or repurchased during its fiscal year ended March 31, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.




                LEGG MASON TAX-FREE INCOME FUND
            TAX-FREE INTERMEDIATE-TERM INCOME TRUST

                 CALCULATION OF REGISTRATION FEE

Title of        Amount of     Proposed         Proposed
Securities      Shares        Maximum          Maximum          Amount of
Being           Being         Offering Price   Aggregate        Registration
Registered      Registered    Per Unit         Offering Price   Fee

Shares of       510,687       $ 15.38          $290,000 *       $100.00*
Beneficial
Interest,
Par value
$.001



The fee for 510,687 shares to be registered by this filing has been computed on the basis of the price in effect on March 25, 1996.





*Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended March 31, 1995, Registrant redeemed or repurchased 838,869 shares of beneficial interest. During its current fiscal year, Registrant used 347,037 of the shares it redeemed or repurchased during its fiscal year ended March 31, 1995 for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 491,832 shares redeemed or repurchased during its fiscal year ended March 31, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                          SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax-Free Income Fund, certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of March, 1996.

                                        Legg Mason Tax-Free Income Fund

                                        By:/s/ Edmund J. Cashman, Jr.
                                               Edmund J. Cashman, Jr.
                                               President

     Pursuant to the requirement of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                      Title                        Date

/s/Edmund J. Cashman, Jr.      President and Trustee        March 27, 1996
Edmund J. Cashman, Jr.

/s/John F. Curley, Jr.         Chairman of the Board        March 27, 1996
John F. Curley, Jr.            and Trustee

/s/ Richard G. Gilmore         Trustee                      March 27, 1996
Richard G. Gilmore*

/s/ Charles F. Haugh           Trustee                      March 27, 1996
Charles F. Haugh*

/s/ Arnold L. Lehman           Trustee                      March 27, 1996
Arnold L. Lehman*

/s/ Jill E. McGovern           Trustee                      March 27, 1996
Jill E. McGovern*

/s/ T. A. Rodgers              Trustee                      March 27, 1996
T. A. Rodgers*

/s/ Marie K. Karpinski         Vice President               March 27, 1996
Marie K. Karpinski             and Treasurer


*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated May 18, 1992, incorporated herein by reference to Pre-Effective Amendment No. 3, SEC File No. 33-37971, filed August 28, 1992.